Fair Value of Pension Assets (Detail) (Pension Benefits [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 548.0		$ 583.0	$ 569.9
Large-Cap Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94.5	[1]
Small- and Mid-Cap Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19.6	[1]
International Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	109.3	[1],[2]
Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	162.4	[1],[2]
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.0	[3]
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89.1	[4]
Real Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29.3	[1],[5]
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.8	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	218.7
Quoted Prices in Active Markets for Identical Assets (Level 1) | Large-Cap Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	94.5	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) | Small- and Mid-Cap Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	19.6	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) | International Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	67.4	[1],[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	11.2	[1],[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.2	[1],[5]
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7.8	[1]
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	193.1
Significant Other Observable Inputs (Level 2) | International Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41.9	[1],[2]
Significant Other Observable Inputs (Level 2) | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	151.2	[1],[2]
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	136.2
Significant Unobservable Inputs (Level 3) | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.0	[3]
Significant Unobservable Inputs (Level 3) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	89.1	[4]
Significant Unobservable Inputs (Level 3) | Real Assets
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 11.1	[1],[5]

[1]	Fair value is based on observable market prices for the assets.
[2]	For the portion of this asset class categorized as Level 2, fair value is determined using dealer and broker quotations, certain pricing models, bid prices, quoted prices for similar assets and liabilities in active markets, or other inputs that are observable or can be corroborated by observable market data
[3]	Private equity investments are initially valued at cost. Fund managers periodically review the valuations utilizing subsequent company- specific transactions or deterioration in the company’s financial performance to determine if fair value adjustments are necessary. Private equity investments are typically viewed as long term, less liquid investments with return of capital coming via cash distributions from the sale of underlying fund assets. The Plan intends to hold these investments through each fund’s normal life cycle and wind down period. As of December 31, 2012, we had $24.2 million of remaining commitments related to these private equity investments.
[4]	Fair value is reported by the fund manager based on observable market prices for actively traded assets within the funds, as well as financial models, comparable financial transactions or other factors relevant to the specific asset for assets with no observable market. These investments are redeemable quarterly with a range of 30 – 90 days notice.
[5]	For the portion of this asset class categorized as Level 3, fair value is reported by the fund manager based on a combination of the following valuation approaches: current replacement cost less deterioration and obsolescence, a discounted cash flow model of income streams and comparable market sales.